Convertible Debentures and Promissory Notes Payable (Details Narrative)		1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 10, 2018 USD ($) $ / shares	Oct. 31, 2022 USD ($)	Sep. 30, 2019 CAD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2020 USD ($)	Nov. 30, 2022 USD ($)	May 31, 2022 USD ($)	Sep. 30, 2019 USD ($)
Convertible Debt Fair Value	$ 500,000			$ 1,763,312		$ 1,763,312			$ 1,753,406	$ 1,050,000
Carrying Amount Of Convertible Debt	$ 500,000									1,050,000
Interest expense				66,890	$ 53,031	169,538	$ 227,060	$ 69,351
Debt Instrument Interest Rate Effective	7.30%
Additional Paid-in Capital	$ 66,667
Convertible Debenture			$ 203,886	$ 51,887	$ 50,628	$ 154,535	$ 151,334
Non-interest Bearing Promissory Notes											$ 6,500
November 2019 Debenture [Member]
Convertible Debt Fair Value										250,000
Carrying Amount Of Convertible Debt										$ 250,000
Private Placement [Member]
Interest Rate	10.00%	10.00%
Debt Principal Amount	$ 500,000	$ 20,000,000,000
Proceeds From Debt	$ 500,000
Debt Conversion Price | $ / shares	$ 3.00